Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Value Fund

April 30, 2021

ZMV-QTLY-0621
1.9881564.104

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC Class C (a)	8,255	$223,380
Media - 2.1%
Interpublic Group of Companies, Inc.	15,380	488,315
Nexstar Broadcasting Group, Inc. Class A	2,277	335,653
		823,968

TOTAL COMMUNICATION SERVICES		1,047,348

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.9%
Adient PLC (a)	7,328	339,580
Distributors - 1.2%
LKQ Corp. (a)	10,322	482,141
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	14,237	195,759
Hotels, Restaurants & Leisure - 1.7%
Caesars Entertainment, Inc. (a)	6,640	649,658
Household Durables - 2.2%
Mohawk Industries, Inc. (a)	2,919	599,855
Taylor Morrison Home Corp. (a)	8,430	263,100
		862,955
Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	7,703	429,750
Leisure Products - 1.2%
Mattel, Inc. (a)	21,477	460,896
Textiles, Apparel & Luxury Goods - 1.9%
Tapestry, Inc.	15,845	758,183

TOTAL CONSUMER DISCRETIONARY		4,178,922

CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	8,506	379,963
Food Products - 1.0%
Darling Ingredients, Inc. (a)	5,745	398,990
Household Products - 1.8%
Energizer Holdings, Inc.	7,496	369,553
Spectrum Brands Holdings, Inc.	3,887	342,600
		712,153
Tobacco - 0.9%
Altria Group, Inc.	7,115	339,741

TOTAL CONSUMER STAPLES		1,830,847

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Canadian Natural Resources Ltd.	21,982	667,248
Cheniere Energy, Inc. (a)	6,886	533,803
Hess Corp.	7,566	563,743
		1,764,794
FINANCIALS - 20.8%
Banks - 3.3%
First Citizens Bancshares, Inc.	494	428,525
M&T Bank Corp.	2,997	472,597
Signature Bank	1,573	395,625
		1,296,747
Capital Markets - 3.8%
Ameriprise Financial, Inc.	2,611	674,682
Lazard Ltd. Class A	7,477	336,390
LPL Financial	3,096	485,143
		1,496,215
Consumer Finance - 5.9%
Capital One Financial Corp.	4,793	714,540
OneMain Holdings, Inc.	9,228	524,796
SLM Corp.	30,746	604,466
Synchrony Financial	10,156	444,223
		2,288,025
Diversified Financial Services - 1.0%
Voya Financial, Inc.	5,697	386,371
Insurance - 6.8%
American Financial Group, Inc.	4,201	516,135
American International Group, Inc.	4,747	229,992
Arch Capital Group Ltd. (a)	11,271	447,571
Assurant, Inc.	3,329	517,992
Fairfax Financial Holdings Ltd. (sub. vtg.)	425	194,176
Reinsurance Group of America, Inc.	2,431	317,318
The Travelers Companies, Inc.	2,839	439,080
		2,662,264

TOTAL FINANCIALS		8,129,622

HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 1.1%
Hologic, Inc. (a)	6,288	412,178
Health Care Providers & Services - 5.0%
Centene Corp. (a)	7,856	485,029
Cigna Corp.	3,552	884,486
Laboratory Corp. of America Holdings (a)	2,207	586,775
		1,956,290
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	2,135	350,994

TOTAL HEALTH CARE		2,719,462

INDUSTRIALS - 17.1%
Air Freight & Logistics - 0.6%
FedEx Corp.	783	227,313
Building Products - 2.2%
Builders FirstSource, Inc. (a)	9,939	483,731
Jeld-Wen Holding, Inc. (a)	12,966	378,218
		861,949
Commercial Services & Supplies - 1.2%
The Brink's Co.	5,558	444,195
Construction & Engineering - 3.3%
AECOM (a)	5,583	370,879
Fluor Corp.	21,133	485,636
Willscot Mobile Mini Holdings (a)	15,068	441,040
		1,297,555
Machinery - 1.0%
Allison Transmission Holdings, Inc.	9,519	394,753
Marine - 0.7%
Kirby Corp. (a)	4,305	274,229
Professional Services - 3.7%
ASGN, Inc. (a)	3,356	352,984
KBR, Inc.	1,476	58,391
Manpower, Inc.	4,048	489,363
Nielsen Holdings PLC	21,330	547,115
		1,447,853
Road & Rail - 1.7%
Ryder System, Inc.	3,679	293,731
TFI International, Inc. (Canada)	4,194	367,485
		661,216
Trading Companies & Distributors - 2.7%
Beacon Roofing Supply, Inc. (a)	8,940	503,590
Univar, Inc. (a)	23,458	547,744
		1,051,334

TOTAL INDUSTRIALS		6,660,397

INFORMATION TECHNOLOGY - 4.7%
Electronic Equipment & Components - 0.8%
Flex Ltd. (a)	18,014	313,444
IT Services - 1.7%
DXC Technology Co.	12,008	395,183
Unisys Corp. (a)	11,405	273,720
		668,903
Software - 2.2%
NortonLifeLock, Inc.	12,851	277,710
SS&C Technologies Holdings, Inc.	7,799	578,842
		856,552

TOTAL INFORMATION TECHNOLOGY		1,838,899

MATERIALS - 8.1%
Chemicals - 5.2%
Axalta Coating Systems Ltd. (a)	10,464	333,697
Olin Corp.	17,230	741,407
Tronox Holdings PLC	27,586	584,823
W.R. Grace & Co.	5,700	391,761
		2,051,688
Construction Materials - 0.8%
Eagle Materials, Inc.	2,318	320,209
Containers & Packaging - 1.9%
Crown Holdings, Inc.	3,663	402,197
O-I Glass, Inc. (a)	19,824	326,898
		729,095
Metals & Mining - 0.2%
Constellium NV (a)	4,784	74,200

TOTAL MATERIALS		3,175,192

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 7.0%
American Tower Corp.	2,170	552,851
CubeSmart	17,592	744,845
Douglas Emmett, Inc.	14,117	473,484
Equinix, Inc.	625	450,475
Equity Lifestyle Properties, Inc.	7,409	514,185
		2,735,840
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (a)	835	14,195

TOTAL REAL ESTATE		2,750,035

UTILITIES - 7.9%
Electric Utilities - 3.1%
Edison International	10,386	617,448
PG&E Corp. (a)	52,568	595,070
		1,212,518
Gas Utilities - 0.6%
Spire, Inc.	3,029	228,205
Independent Power and Renewable Electricity Producers - 2.7%
The AES Corp.	23,789	661,810
Vistra Corp.	21,720	366,416
		1,028,226
Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	22,473	550,364
MDU Resources Group, Inc.	1,314	43,966
		594,330

TOTAL UTILITIES		3,063,279

TOTAL COMMON STOCKS
(Cost $25,475,228)		37,158,797
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.02% 7/15/21 (b)
(Cost $89,997)	90,000	89,997
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.04% (c)
(Cost $1,622,785)	1,622,460	1,622,785
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $27,188,010)		38,871,579
NET OTHER ASSETS (LIABILITIES) - 0.4%		165,167
NET ASSETS - 100%		$39,036,746

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	June 2021	$272,030	$8,635	$8,635

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,997.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$123
Total	$123

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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